TRADE AND OTHER PAYABLES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Payables [Line Items]
Contract liabilities	$ 4,477	$ 2,109
Refund liabilities
Trade And Other Payables [Line Items]
Contract liabilities	$ 10,368	$ 9,387